Long-Term Debt, Net of Debt Issuance Costs and Discount - Subordinated Convertible Promissory Notes Agreement (U.S.) - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Investor	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt issuance costs			$ 2,147,000	$ 2,290,000	$ 4,220,000
Initial Public Offering [Member]
Debt Instrument [Line Items]
Share price | $ / shares	$ 11.00
Subordinated Convertible Promissory Notes [Member] | Initial Public Offering [Member]
Debt Instrument [Line Items]
Debt instrument convertible number of equity shares | shares	1,079,749
Share price | $ / shares	$ 11.00
U.S. [Member]
Debt Instrument [Line Items]
Debt issuance costs				$ 2,200,000	4,700,000
U.S. [Member] | Subordinated Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Purchase agreement with number of current investors | Investor		5
Debt instrument, total amount		$ 10,000,000
Debt instrument, interest rate		12.00%
Debt instrument, convertible beneficial conversion feature		$ 5,200,000
Debt issuance costs		$ 200,000
Credit facility outstanding					$ 10,000,000
U.S. [Member] | Subordinated Convertible Promissory Notes [Member] | Initial Public Offering [Member]
Debt Instrument [Line Items]
Debt instrument convertible number of equity shares | shares	1,079,749
Share price | $ / shares	$ 11.00
Debt discounts and deferred financing costs	$ 1,300,000